PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks – 41.5% of Net Assets
	Aerospace & Defense – 0.3%
16	Axon Enterprise, Inc.(a)	$818
23	Moog, Inc., Class A	1,925
3	Raytheon Co.	637
12	Teledyne Technologies, Inc.(a)	3,955
30	United Technologies Corp.	4,308

		11,643

	Air Freight & Logistics – 0.6%
253	Expeditors International of Washington, Inc.	18,454
37	FedEx Corp.	5,648
35	United Parcel Service, Inc., Class B	4,031

		28,133

	Airlines – 0.2%
272	American Airlines Group, Inc.	8,176

	Auto Components – 0.3%
99	American Axle & Manufacturing Holdings, Inc.(a)	828
80	Aptiv PLC	7,164
13	BorgWarner, Inc.	542
123	Delphi Technologies PLC	1,502
21	Visteon Corp.(a)	1,953

		11,989

	Automobiles – 0.6%
892	Fiat Chrysler Automobiles NV	13,665
310	General Motors Co.	11,520

		25,185

	Banks – 2.9%
60	Ameris Bancorp	2,571
108	BancorpSouth Bank	3,312
688	Bank of America Corp.	21,514
93	BB&T Corp.	4,934
235	Cadence BanCorp	3,614
315	Citigroup, Inc.	22,636
121	Citizens Financial Group, Inc.	4,254
82	Columbia Banking System, Inc.	3,223
8	Comerica, Inc.	523
209	CVB Financial Corp.	4,343
189	Fulton Financial Corp.	3,224
102	Huntington Bancshares, Inc.	1,441
96	International Bancshares Corp.	3,932
187	KeyCorp	3,361
17	M&T Bank Corp.	2,661
322	People’s United Financial, Inc.	5,207
56	PNC Financial Services Group, Inc. (The)	8,215
105	Regions Financial Corp.	1,691
154	Trustmark Corp.	5,285

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
262	Wells Fargo & Co.	$13,527
52	Westamerica Bancorporation	3,433
39	Wintrust Financial Corp.	2,489
50	Zions Bancorp N.A.	2,424

		127,814

	Beverages – 1.2%
38	Brown-Forman Corp., Class B	2,490
295	Coca-Cola Co. (The)	16,057
54	Constellation Brands, Inc., Class A	10,278
397	Monster Beverage Corp.(a)	22,283
34	PepsiCo, Inc.	4,664

		55,772

	Biotechnology – 1.4%
18	AbbVie, Inc.	1,432
57	Amgen, Inc.	12,155
6	Biogen, Inc.(a)	1,792
102	BioMarin Pharmaceutical, Inc.(a)	7,467
17	Celgene Corp.(a)	1,837
42	Gilead Sciences, Inc.	2,676
14	Ligand Pharmaceuticals, Inc.(a)	1,523
52	Medicines Co. (The)(a)	2,730
86	Regeneron Pharmaceuticals, Inc.(a)	26,340
27	Repligen Corp.(a)	2,146
2	Vertex Pharmaceuticals, Inc.(a)	391

		60,489

	Building Products – 0.2%
161	Johnson Controls International PLC	6,976
16	Lennox International, Inc.	3,958

		10,934

	Capital Markets – 3.1%
3	Affiliated Managers Group, Inc.	240
8	Ameriprise Financial, Inc.	1,207
355	Bank of New York Mellon Corp. (The)	16,596
10	BlackRock, Inc.	4,617
359	Charles Schwab Corp. (The)	14,615
14	CME Group, Inc.	2,880
46	FactSet Research Systems, Inc.	11,662
61	Franklin Resources, Inc.	1,680
41	Goldman Sachs Group, Inc. (The)	8,749
10	Intercontinental Exchange, Inc.	943
41	Invesco Ltd.	690
77	Janus Henderson Group PLC	1,781
83	Legg Mason, Inc.	3,093
65	Moody’s Corp.	14,345
48	MSCI, Inc.	11,259
37	Northern Trust Corp.	3,688
37	S&P Global, Inc.	9,546

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
218	SEI Investments Co.	$13,062
264	State Street Corp.	17,442

		138,095

	Chemicals – 0.5%
10	DuPont de Nemours, Inc.	659
23	Ecolab, Inc.	4,418
42	HB Fuller Co.	2,049
30	Innospec, Inc.	2,741
5	International Flavors & Fragrances, Inc.	610
37	Linde PLC	7,339
35	Minerals Technologies, Inc.	1,731
20	Stepan Co.	1,954

		21,501

	Commercial Services & Supplies – 0.2%
38	Healthcare Services Group, Inc.	926
23	MSA Safety, Inc.	2,762
31	Tetra Tech, Inc.	2,711
19	Waste Management, Inc.	2,132

		8,531

	Communications Equipment – 0.5%
51	Ciena Corp.(a)	1,893
356	Cisco Systems, Inc.	16,914
27	InterDigital, Inc.	1,448
28	Lumentum Holdings, Inc.(a)	1,754
8	Motorola Solutions, Inc.	1,331

		23,340

	Construction & Engineering – 0.1%
96	AECOM(a)	3,841
119	Fluor Corp.	1,917

		5,758

	Consumer Finance – 0.6%
48	American Express Co.	5,629
214	Capital One Financial Corp.	19,956
46	Navient Corp.	633

		26,218

	Containers & Packaging – 0.1%
49	Ball Corp.	3,429
12	Crown Holdings, Inc.(a)	874
33	International Paper Co.	1,441
85	Owens-Illinois, Inc.	723

		6,467

	Distributors – 0.1%
26	Genuine Parts Co.	2,667

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
15	POOL CORP.	$3,111

		5,778

	Diversified Consumer Services – 0.1%
64	Service Corp. International	2,911

	Diversified Telecommunication Services – 0.1%
75	AT&T, Inc.	2,887
39	Verizon Communications, Inc.	2,358

		5,245

	Electric Utilities – 0.3%
85	American Electric Power Co., Inc.	8,023
12	Edison International	755
14	Eversource Energy	1,172
30	IDACORP, Inc.	3,229

		13,179

	Electrical Equipment – 0.2%
11	Acuity Brands, Inc.	1,373
31	Eaton Corp. PLC	2,700
21	Hubbell, Inc.	2,976

		7,049

	Electronic Equipment, Instruments & Components – 0.7%
54	Avnet, Inc.	2,136
23	Belden, Inc.	1,179
55	Cognex Corp.	2,832
12	Coherent, Inc.(a)	1,787
25	Corning, Inc.	741
11	Littelfuse, Inc.	1,931
10	Rogers Corp.(a)	1,355
147	TE Connectivity Ltd.	13,156
65	Trimble, Inc.(a)	2,590
97	Vishay Intertechnology, Inc.	1,955
14	Zebra Technologies Corp., Class A(a)	3,330

		32,992

	Energy Equipment & Services – 0.4%
33	Apergy Corp.(a)	831
38	Baker Hughes Co.	813
18	Core Laboratories NV	793
90	Halliburton Co.	1,732
56	National Oilwell Varco, Inc.	1,267
100	NexTier Oilfield Solutions, Inc.(a)	432
57	Oceaneering International, Inc.(a)	807
50	Oil States International, Inc.(a)	713
272	Schlumberger Ltd.	8,892
38	TechnipFMC PLC	750
86	U.S. Silica Holdings, Inc.	384

		17,414

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 0.8%
24	Activision Blizzard, Inc.	$1,345
46	Cinemark Holdings, Inc.	1,684
11	Electronic Arts, Inc.(a)	1,061
59	Netflix, Inc.(a)	16,957
4	Take-Two Interactive Software, Inc.(a)	481
13	Viacom, Inc., Class B	280
96	Walt Disney Co. (The)	12,472

		34,280

	Food & Staples Retailing – 0.1%
63	Kroger Co. (The)	1,552
174	SpartanNash Co.	2,279
12	Sysco Corp.	959
17	Walgreens Boots Alliance, Inc.	931

		5,721

	Food Products – 0.5%
48	Campbell Soup Co.	2,223
647	Danone S.A., Sponsored ADR	10,675
16	General Mills, Inc.	814
56	Hain Celestial Group, Inc. (The)(a)	1,324
3	Hershey Co. (The)	441
19	Ingredion, Inc.	1,501
10	J.M. Smucker Co. (The)	1,057
14	Kellogg Co.	889
51	Kraft Heinz Co. (The)	1,649
9	Mondelez International, Inc., Class A	472

		21,045

	Gas Utilities – 0.2%
57	New Jersey Resources Corp.	2,485
32	ONE Gas, Inc.	2,971
63	South Jersey Industries, Inc.	2,026

		7,482

	Health Care Equipment & Supplies – 0.5%
20	Alcon, Inc.(a)	1,185
4	Align Technology, Inc.(a)	1,009
2	Becton Dickinson & Co.	512
10	Boston Scientific Corp.(a)	417
8	Danaher Corp.	1,103
11	DENTSPLY SIRONA, Inc.	603
2	Edwards Lifesciences Corp.(a)	477
30	Globus Medical, Inc., Class A(a)	1,571
15	Haemonetics Corp.(a)	1,811
1	Intuitive Surgical, Inc.(a)	553
105	Meridian Bioscience, Inc.	1,028
23	Merit Medical Systems, Inc.(a)	475
33	STERIS PLC	4,672
2	Stryker Corp.	432
41	Varian Medical Systems, Inc.(a)	4,953

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
22	West Pharmaceutical Services, Inc.	$3,164

		23,965

	Health Care Providers & Services – 1.2%
31	Acadia Healthcare Co., Inc.(a)	930
10	Amedisys, Inc.(a)	1,285
3	Anthem, Inc.	807
22	BioTelemetry, Inc.(a)	866
60	Centene Corp.(a)	3,185
8	Chemed Corp.	3,151
6	Cigna Corp.	1,071
226	CVS Health Corp.	15,004
27	Encompass Health Corp.	1,729
56	HCA Healthcare, Inc.	7,478
21	Henry Schein, Inc.(a)	1,314
26	Humana, Inc.	7,649
10	Laboratory Corp. of America Holdings(a)	1,648
113	MEDNAX, Inc.(a)	2,481
51	Patterson Cos., Inc.	874
16	Quest Diagnostics, Inc.	1,620
16	UnitedHealth Group, Inc.	4,043

		55,135

	Health Care Technology – 0.3%
109	Allscripts Healthcare Solutions, Inc.(a)	1,192
182	Cerner Corp.	12,216

		13,408

	Hotels, Restaurants & Leisure – 1.5%
10	Domino’s Pizza, Inc.	2,716
29	Dunkin’ Brands Group, Inc.	2,280
91	Hilton Worldwide Holdings, Inc.	8,823
18	Jack in the Box, Inc.	1,512
19	Marriott Vacations Worldwide Corp.	2,089
4	McDonald’s Corp.	787
393	MGM Resorts International	11,201
163	Starbucks Corp.	13,783
109	Wendy’s Co. (The)	2,309
375	Yum China Holdings, Inc.	15,937
73	Yum! Brands, Inc.	7,425

		68,862

	Household Durables – 0.2%
10	iRobot Corp.(a)	481
87	KB Home	3,105
68	Meritage Homes Corp.(a)	4,902
41	Tupperware Brands Corp.	395

		8,883

	Household Products – 0.7%
140	Colgate-Palmolive Co.	9,604

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
165	Procter & Gamble Co. (The)	$20,544

		30,148

	Independent Power & Renewable Electricity Producers – 0.2%
54	AES Corp. (The)	921
61	Ormat Technologies, Inc.	4,670
143	Pattern Energy Group, Inc., Class A	4,008

		9,599

	Industrial Conglomerates – 0.3%
1,360	General Electric Co.	13,573

	Insurance – 0.9%
10	Aflac, Inc.	532
29	Allstate Corp. (The)	3,086
264	American International Group, Inc.	13,981
9	Brighthouse Financial, Inc.(a)	340
46	Chubb Ltd.	7,011
50	First American Financial Corp.	3,089
19	Hartford Financial Services Group, Inc. (The)	1,085
12	Lincoln National Corp.	678
19	Marsh & McLennan Cos., Inc.	1,969
19	MetLife, Inc.	889
52	Prudential Financial, Inc.	4,739
21	Travelers Cos., Inc. (The)	2,752

		40,151

	Interactive Media & Services – 2.1%
12	Alphabet, Inc., Class A(a)	15,105
29	Alphabet, Inc., Class C(a)	36,543
212	Facebook, Inc., Class A(a)	40,630
4	TripAdvisor, Inc.(a)	162

		92,440

	Internet & Direct Marketing Retail – 2.0%
157	Alibaba Group Holding Ltd., Sponsored ADR(a)	27,737
20	Amazon.com, Inc.(a)	35,533
9	Booking Holdings, Inc.(a)	18,439
259	eBay, Inc.	9,130

		90,839

	IT Services – 1.9%
72	Automatic Data Processing, Inc.	11,681
9	Cognizant Technology Solutions Corp., Class A	548
143	DXC Technology Co.	3,957
59	Gartner, Inc.(a)	9,091
10	International Business Machines Corp.	1,337
41	MasterCard, Inc., Class A	11,349
14	PayPal Holdings, Inc.(a)	1,457
148	Sabre Corp.	3,475
220	Visa, Inc., Class A	39,349

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
43	Western Union Co. (The)	$1,078
15	WEX, Inc.(a)	2,838

		86,160

	Leisure Products – 0.0%
67	Callaway Golf Co.	1,355

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	296
8	IQVIA Holdings, Inc.(a)	1,155
8	Thermo Fisher Scientific, Inc.	2,416

		3,867

	Machinery – 1.7%
36	AGCO Corp.	2,761
302	Briggs & Stratton Corp.	2,226
94	Caterpillar, Inc.	12,953
60	Cummins, Inc.	10,349
95	Deere & Co.	16,543
39	Flowserve Corp.	1,905
48	ITT, Inc.	2,854
61	Kennametal, Inc.	1,888
38	Oshkosh Corp.	3,244
85	Parker-Hannifin Corp.	15,597
11	Proto Labs, Inc.(a)	1,067
48	Terex Corp.	1,322
42	Toro Co. (The)	3,239
8	Xylem, Inc.	613

		76,561

	Media – 0.9%
3	Cable One, Inc.	3,976
21	CBS Corp., Class B	757
34	Charter Communications, Inc., Class A(a)	15,907
302	Comcast Corp., Class A	13,536
17	Discovery, Inc., Series C(a)	429
27	Fox Corp., Class A	865
17	Interpublic Group of Cos., Inc. (The)	370
52	New York Times Co. (The), Class A	1,607
23	Omnicom Group, Inc.	1,775

		39,222

	Metals & Mining – 0.3%
87	Commercial Metals Co.	1,682
95	Newmont Goldcorp Corp.	3,774
8	Nucor Corp.	431
37	Reliance Steel & Aluminum Co.	4,293
24	Royal Gold, Inc.	2,771

		12,951

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.2%
50	Consolidated Edison, Inc.	$4,611
9	DTE Energy Co.	1,146
13	Sempra Energy	1,878

		7,635

	Multiline Retail – 0.0%
6	Macy’s, Inc.	91
11	Target Corp.	1,176

		1,267

	Oil, Gas & Consumable Fuels – 0.9%
349	Apache Corp.	7,559
1,641	Chesapeake Energy Corp.(a)	2,199
89	Concho Resources, Inc.	6,009
562	Denbury Resources, Inc.(a)	561
59	Diamondback Energy, Inc.	5,060
83	EOG Resources, Inc.	5,753
90	EQT Corp.	967
71	Green Plains, Inc.	875
43	Hess Corp.	2,827
96	Noble Energy, Inc.	1,849
35	ONEOK, Inc.	2,444
26	Valero Energy Corp.	2,522
46	World Fuel Services Corp.	1,921

		40,546

	Paper & Forest Products – 0.1%
36	Domtar Corp.	1,310
64	Louisiana-Pacific Corp.	1,871

		3,181

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	745

	Pharmaceuticals – 1.1%
3	Allergan PLC	528
19	Bristol-Myers Squibb Co.	1,090
46	Catalent, Inc.(a)	2,238
16	Eli Lilly & Co.	1,823
81	Merck & Co., Inc.	7,020
71	Novartis AG, Sponsored ADR	6,208
253	Novo Nordisk AS, Sponsored ADR	13,971
14	Perrigo Co. PLC	742
86	Pfizer, Inc.	3,300
310	Roche Holding AG, Sponsored ADR	11,662

		48,582

	Professional Services – 0.2%
38	Exponent, Inc.	2,414
14	Insperity, Inc.	1,479
39	Korn Ferry	1,431

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
23	ManpowerGroup, Inc.	$2,091
22	Nielsen Holdings PLC	443

		7,858

	Real Estate Management & Development – 0.1%
16	CBRE Group, Inc., Class A(a)	857
20	Jones Lang LaSalle, Inc.	2,930

		3,787

	REITs - Apartments – 0.3%
70	American Campus Communities, Inc.	3,498
3	AvalonBay Communities, Inc.	653
49	Camden Property Trust	5,604
9	Equity Residential	798
5	Essex Property Trust, Inc.	1,636
2	Mid-America Apartment Communities, Inc.	278

		12,467

	REITs - Diversified – 0.1%
6	Crown Castle International Corp.	833
5	Digital Realty Trust, Inc.	635
2	Equinix, Inc.	1,133
60	Weyerhaeuser Co.	1,753

		4,354

	REITs - Health Care – 0.1%
23	Ventas, Inc.	1,497
40	Welltower, Inc.	3,628

		5,125

	REITs - Hotels – 0.0%
81	Host Hotels & Resorts, Inc.	1,328

	REITs - Office Property – 0.4%
9	Boston Properties, Inc.	1,235
106	Corporate Office Properties Trust	3,142
124	Douglas Emmett, Inc.	5,372
160	Easterly Government Properties, Inc.	3,571
56	Kilroy Realty Corp.	4,700

		18,020

	REITs - Regional Malls – 0.0%
4	Macerich Co. (The)	110
9	Simon Property Group, Inc.	1,356

		1,466

	REITs - Storage – 0.0%
16	Iron Mountain, Inc.	525
2	Public Storage	445

		970

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.2%
34	CyrusOne, Inc.	$2,424
87	Liberty Property Trust	5,139

		7,563

	Road & Rail – 0.4%
31	Genesee & Wyoming, Inc., Class A(a)	3,442
19	Kansas City Southern	2,675
27	Norfolk Southern Corp.	4,914
31	Ryder System, Inc.	1,507
21	Union Pacific Corp.	3,475

		16,013

	Semiconductors & Semiconductor Equipment – 1.7%
14	Advanced Micro Devices, Inc.(a)	475
60	Applied Materials, Inc.	3,256
38	Brooks Automation, Inc.	1,614
22	Cabot Microelectronics Corp.	3,325
40	Cirrus Logic, Inc.(a)	2,718
29	Cree, Inc.(a)	1,384
73	First Solar, Inc.(a)	3,781
252	Intel Corp.	14,245
5	Lam Research Corp.	1,355
6	Microchip Technology, Inc.	566
90	NVIDIA Corp.	18,092
191	QUALCOMM, Inc.	15,364
33	Silicon Laboratories, Inc.(a)	3,506
64	Texas Instruments, Inc.	7,551

		77,232

	Software – 1.8%
7	Adobe, Inc.(a)	1,946
144	Autodesk, Inc.(a)	21,220
24	Blackbaud, Inc.	2,015
33	Bottomline Technologies, Inc.(a)	1,351
12	Fair Isaac Corp.(a)	3,649
19	LogMeIn, Inc.	1,248
136	Microsoft Corp.	19,498
25	NortonLifeLock, Inc.	572
480	Oracle Corp.	26,155
29	PTC, Inc.(a)	1,940
21	Qualys, Inc.(a)	1,792
2	salesforce.com, inc.(a)	313

		81,699

	Specialty Retail – 0.5%
24	Aaron’s, Inc.	1,798
71	American Eagle Outfitters, Inc.	1,092
26	Asbury Automotive Group, Inc.(a)	2,681
9	Best Buy Co., Inc.	647
13	Five Below, Inc.(a)	1,626
31	Home Depot, Inc. (The)	7,272

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
20	Lithia Motors, Inc., Class A	$3,150
18	Lowe’s Cos., Inc.	2,009
20	Monro, Inc.	1,402
8	Tiffany & Co.	996
26	Williams-Sonoma, Inc.	1,737

		24,410

	Technology Hardware, Storage & Peripherals – 1.3%
182	Apple, Inc.	45,274
201	Hewlett Packard Enterprise Co.	3,298
135	HP, Inc.	2,345
67	NCR Corp.(a)	1,957
14	NetApp, Inc.	782
18	Seagate Technology PLC	1,045
8	Western Digital Corp.	413
35	Xerox Holdings Corp.	1,188

		56,302

	Textiles, Apparel & Luxury Goods – 0.5%
16	Deckers Outdoor Corp.(a)	2,446
11	Hanesbrands, Inc.	167
20	NIKE, Inc., Class B	1,791
3	PVH Corp.	262
22	Tapestry, Inc.	569
689	Under Armour, Inc., Class A(a)	14,228
62	Wolverine World Wide, Inc.	1,840

		21,303

	Thrifts & Mortgage Finance – 0.1%
231	New York Community Bancorp, Inc.	2,691

	Trading Companies & Distributors – 0.2%
70	Fastenal Co.	2,516
20	GATX Corp.	1,591
11	United Rentals, Inc.(a)	1,469
8	W.W. Grainger, Inc.	2,471

		8,047

	Water Utilities – 0.2%
45	American Water Works Co., Inc.	5,547
65	Aqua America, Inc.	2,947

		8,494

	Total Common Stocks (Identified Cost $1,796,892)	1,851,345

Principal Amount	Description	Value (†)
Bonds and Notes – 14.6%
	Agency Commercial Mortgage-Backed Securities – 0.1%
$6,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$6,115

	Automotive – 0.3%
6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,191
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,103

		12,294

	Banking – 2.3%
6,000	American Express Co., 3.700%, 8/03/2023	6,343
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,125
6,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	5,999
6,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	6,393
6,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	6,273
6,000	Capital One Financial Corp., 3.300%, 10/30/2024	6,247
6,000	Citigroup, Inc., 4.600%, 3/09/2026	6,585
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,031
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,361
6,000	HSBC Holdings PLC, 5.100%, 4/05/2021	6,258
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,220
6,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	6,396
6,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	6,005
6,000	Santander UK PLC, 2.375%, 3/16/2020	6,007
6,000	SunTrust Bank, 2.250%, 1/31/2020	6,003
6,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	6,175
6,000	Westpac Banking Corp., 2.750%, 1/11/2023	6,143

		102,564

	Cable Satellite – 0.1%
6,000	Comcast Corp., 3.000%, 2/01/2024	6,235

	Construction Machinery – 0.1%
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,109

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.2%
$3,000	Amazon.com, Inc., 3.875%, 8/22/2037	$3,411
6,000	eBay, Inc., 3.800%, 3/09/2022	6,203

		9,614

	Electric – 0.3%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	6,375
5,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,243

		11,618

	Financial Other – 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,129

	Food & Beverage – 0.2%
6,000	General Mills, Inc., 4.000%, 4/17/2025	6,509

	Government Owned - No Guarantee – 0.3%
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,137

	Health Insurance – 0.3%
6,000	Anthem, Inc., 4.101%, 3/01/2028	6,525
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,645

		13,170

	Healthcare – 0.3%
7,000	CVS Health Corp., 4.300%, 3/25/2028	7,613
6,000	McKesson Corp., 3.950%, 2/16/2028	6,374

		13,987

	Independent Energy – 0.1%
6,000	EQT Corp., 3.000%, 10/01/2022	5,730

	Integrated Energy – 0.4%
6,000	BP Capital Markets PLC, 3.814%, 2/10/2024	6,413
6,000	Chevron Corp., 1.961%, 3/03/2020	6,001
4,000	Shell International Finance BV, 6.375%, 12/15/2038	5,825

		18,239

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.1%
$5,000	American International Group, Inc., 3.900%, 4/01/2026	$5,379

	Media Entertainment – 0.1%
4,000	Viacom, Inc., 6.875%, 4/30/2036	5,282

	Midstream – 0.3%
7,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	7,350
6,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	6,389

		13,739

	Mortgage Related – 3.1%
52,960	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	54,000
53,707	FNMA, 3.500%, 6/01/2049	55,096
16,399	FNMA, 4.000%, with various maturities in 2049(c)	16,997
10,860	FNMA, 4.500%, 5/01/2049	11,424

		137,517

	Oil Field Services – 0.1%
6,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	6,103

	Pharmaceuticals – 0.3%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	6,296
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,098

		12,394

	Railroads – 0.1%
6,000	CSX Corp., 2.600%, 11/01/2026	6,112

	REITs - Office Property – 0.1%
4,000	Boston Properties LP, 2.750%, 10/01/2026	4,063

	Restaurants – 0.2%
6,000	Starbucks Corp., 3.800%, 8/15/2025	6,524

	Technology – 0.9%
6,000	Apple, Inc., 2.500%, 2/09/2025	6,176
6,000	HP, Inc., 4.650%, 12/09/2021	6,370
6,000	International Business Machines Corp., 4.000%, 6/20/2042	6,510

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$6,000	Oracle Corp., 2.950%, 5/15/2025	$6,241
6,000	QUALCOMM, Inc., 3.450%, 5/20/2025	6,362
6,000	VMware, Inc., 2.950%, 8/21/2022	6,098

		37,757

	Treasuries – 3.7%
6,000	U.S. Treasury Bond, 2.500%, 5/15/2046	6,389
13,000	U.S. Treasury Bond, 2.875%, 11/15/2046	14,869
21,000	U.S. Treasury Bond, 3.000%, 5/15/2045	24,440
6,000	U.S. Treasury Bond, 3.000%, 2/15/2048	7,041
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	7,073
4,000	U.S. Treasury Bond, 4.250%, 11/15/2040	5,489
4,000	U.S. Treasury Bond, 4.375%, 5/15/2041	5,590
13,000	U.S. Treasury Bond, 5.250%, 2/15/2029	16,995
14,000	U.S. Treasury Note, 1.125%, 9/30/2021	13,884
12,000	U.S. Treasury Note, 1.625%, 8/31/2022	12,035
6,000	U.S. Treasury Note, 1.750%, 5/15/2023	6,046
4,000	U.S. Treasury Note, 2.000%, 11/15/2026	4,106
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,168
9,000	U.S. Treasury Note, 2.250%, 11/15/2025	9,341
7,000	U.S. Treasury Note, 2.250%, 11/15/2027	7,325
6,000	U.S. Treasury Note, 2.625%, 2/15/2029	6,487
6,000	U.S. Treasury Note, 2.875%, 9/30/2023	6,308

		162,586

	Wireless – 0.1%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,382

	Wirelines – 0.4%
6,000	AT&T, Inc., 3.400%, 5/15/2025	6,287
6,000	AT&T, Inc., 3.875%, 1/15/2026	6,418

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$6,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.258%, 5/15/2025(d)	$6,103

		18,808

	Total Bonds and Notes (Identified Cost $630,743)	654,096

Shares
Exchange-Traded Funds – 10.8%
4,889	iShares® ESG MSCI EAFE ETF	324,923
4,599	iShares® ESG MSCI Emerging Markets ETF	156,182

	Total Exchange-Traded Funds (Identified Cost $449,895)	481,105

Affiliated Mutual Funds – 31.7%
21,731	Loomis Sayles Inflation Protected Securities Fund, Class N	230,781
28,431	Loomis Sayles Limited Term Government and Agency Fund, Class N	323,257
34,653	Mirova Global Green Bond Fund, Class N	369,053
41,339	Mirova International Sustainable Equity Fund, Class N	489,451

	Total Affiliated Mutual Funds (Identified Cost $1,358,227)	1,412,542

	Total Investments – 98.6% (Identified Cost $4,235,757)	4,399,088
	Other assets less liabilities – 1.4%	62,128

	Net Assets – 100.0%	$4,461,216

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$193,399	$111,439	$83,763	$(612)	$10,318	$230,781	$3,613
Loomis Sayles Limited Term Government and Agency Fund, Class N	364,977	66,735	112,980	(1,072)	5,597	323,257	5,960
Mirova Global Green Bond Fund, Class N	850,898	77,623	600,112	8,020	32,624	369,053	5,347
Mirova International Sustainable Equity Fund, Class N	195,771	416,086	157,508	15,671	19,431	489,451	260

	$1,605,045	$671,883	$954,363	$22,007	$67,970	$1,412,542	$15,180

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,851,345	$—	$—	$1,851,345
Bonds and Notes*	—	654,096	—	654,096
Exchange-Traded Funds	481,105	—	—	481,105
Affiliated Mutual Funds	1,412,542	—	—	1,412,542

Total	$3,744,992	$654,096	$—	$4,399,088

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	63.3%
Fixed Income	35.3

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%